AMOUNTS DUE TO RELATED PARTIES	6 Months Ended
Jun. 30, 2025
Amounts Due To Related Parties
AMOUNTS DUE TO RELATED PARTIES

NOTE－8 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Due to ultimate holding company (dividend payable)(1)	3,848	-
Auto Saver Pte. Ltd (2)	121	-
PT Heavy Machindo Diesel (3)	10	-
EU Group Pte. Ltd.(5)	26	-
N-United Pte Ltd(3)	1,989	-
Fleetzone Autoparts (M) Sdn. Bhd.(2)	228	-
Due to directors(4)	775	57

	6,997	57

* These are related to the figures which are immaterial.

(1)	The amounts due to ultimate holding company are unsecured and not payable on demand. The ultimate holding company became a controlling shareholder of the Company.
(2)	Soon Aik, the controlling shareholder of the Company and is also the controlling shareholder of Auto Saver Pte. Ltd. and Fleetzone Autoparts (M) Sdn. Bhd..
(3)	CE Neo is the sole owner of Soon Aik Holdings Pte. Ltd. (“SA Holdings”) and N-United Pte. Ltd. (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd, and Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan.
(4)	The amounts due to directors are unsecured, interest-free and repayable on demand.
(5)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte. Ltd., which in turn is the parent entity of EU Group Pte. Ltd. and Jurong Barrels & Drums Industries Pte. Ltd..